Revenue - Summary of Company's Revenue Based on The Nature of The Products and Services (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 20,419	$ 14,174	$ 40,539	$ 31,875	$ 71,851	$ 72,549
Hardware [Member]
Disaggregation of Revenue [Line Items]
Revenue	14,331	9,919	28,569	22,473	52,119	57,285
Consumables [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,780	3,429	9,397	7,582	15,498	12,584
Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 1,308	$ 826	$ 2,573	$ 1,820	$ 4,234	$ 2,680